Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Anbio Biotechnology
Entity Central Index Key	0001982708
Entity File Number	001-42526
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jul. 27, 2021
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Wilhelm Gutbrod Str 21B
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Address, Postal Zip Code	60437
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	NNNN
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	42,291,200
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	100,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Micheal Lau
Entity Address, Address Line One	Wilhelm Gutbrod Str 21B
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Address, Postal Zip Code	60437
Entity Phone Fax Numbers [Line Items]
City Area Code	+49
Local Phone Number	16-0962-47281